Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at December 31, 2019	$ 38,237
Less current portion of lease liabilities	8,290
Long-term portion of lease liabilities	29,947
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Less current portion of lease liabilities		$ 8,575
Long-term portion of lease liabilities		$ 34,126
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer of finance leases from operating and finance lease inducements and obligations	846
Balance at January 1, 2019	42,701
Additions	2,823
Interest expense	7,068
Payments	(9,330)
Derecognized - discontinued operations (note 5)	(4,069)
Effect of foreign exchange differences	(956)
Balance at December 31, 2019	38,237
Less current portion of lease liabilities	8,290
Long-term portion of lease liabilities	29,947
Lease Liabilities | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Initial recognition of lease liabilities under operating leases on adoption of IFRS 16	$ 41,855